PROVISIONS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2018
PROVISIONS AND CONTINGENCIES
PROVISIONS AND CONTINGENCIES

19.  PROVISIONS AND CONTINGENCIES

		Contingencies,
	Restructuring	legal disputes
	of operations	and other	Total

Balance as of December 31, 2017	$5.9	$38.8	$44.7
Recognized in income	14.9	3.5	18.4
Payments	(13.8)	(1.7)	(15.5)
Other	—	0.9	0.9
Balance as of December 31, 2018	$7.0	$41.5	$48.5

Current portion	$4.8	$23.7	$28.5
Non-current portion (included in “Other liabilities”)	2.2	17.8	20.0

The recognition of provisions, in terms of both timing and amounts, requires the exercise of judgment based on relevant circumstances and events that can be subject to change over time. Provisions are primarily comprised of the following:

Restructuring of operations

Provisions for restructuring activities primarily cover severance payments related to initiatives to eliminate positions.

Contingencies and legal disputes

There are a number of legal proceedings against the Corporation that are pending. In the opinion of the management of the Corporation, the outcome of those proceedings is not expected to have a material adverse effect on the Corporation’s results or on its financial position. Management of the Corporation, after taking legal advice, has established provisions for specific claims or actions considering the facts of each case. The Corporation cannot determine when and if any payment will be made related to those provisions.

Other

Other provisions are principally related to decommissioning obligations.